Social and statutory obligations	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Social and Statutory obligations	Social and statutory obligations

	2023	2022

Obligations to non-controlling interest	75,196	40,646
Employee profit-sharing (a)	910,739	794,761
Salaries and other benefits payable	160,192	132,712
Total	1,146,127	968,119

(a)The Group has a bonus scheme for its employees based on a profit-sharing program as agreed under collective bargaining with the syndicate, which does not extend to the Board of Directors. The bonus is calculated at each half of the year and payments are made in February and August.